MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Millions	1 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Avance Gas
Debt and Equity Securities, FV-NI [Line Items]
Unrealized loss on investments				$ 1.7
Number of marketable securities (in shares)				400,000
SFL
Debt and Equity Securities, FV-NI [Line Items]
Unrealized loss on investments				$ 0.4
Marketable securities, number of shares held (in shares)	100,000			100,000
Golden Ocean
Debt and Equity Securities, FV-NI [Line Items]
Unrealized loss on investments				$ 2.4
Number of marketable securities (in shares)				1,270,657
Marketable securities, number of shares held (in shares)	1,300,000			1,300,000
Marketable securities, number of securities disposed (in shares)			1,260,358
Proceeds from sale and maturity of marketable securities	$ 5.3	$ 3.7	$ 7.2
Forward contract, number of securities to be repurchased (in shares)	1,300,000	1,300,000	1,300,000
Secured debt, repurchase agreements	$ 5.3	$ 3.7	$ 7.2	$ 5.3
Payments to acquire marketable securities	1.6	$ 3.5
Liability recorded within debt	$ 5.2			$ 5.2
Number of marketable securities pledged to creditors (in shares)	1,260,358			1,260,358